UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period: 8/31/13

Item 1.  Reports to Stockholders.

SFG Futures Strategy Fund

Annual Report

August 31, 2013

1-855-256-0149

www.sfgalternatives.com

SFG Futures Strategy Fund

SHAREHOLDER LETTER

August 31, 2013

FUND STRATEGY

The Fund seeks to provide returns non-correlated with traditional portfolios by employing its strategy of managed futures via liquid, exchange traded financial instruments.  Implementation of the managed futures strategy is based on multiple forms of diversification across: market sectors, geography, investment horizon and tactical strategies such as trend-following and mean reversion.  The fundamental strategy is being deployed by allocating assets to multi-strategy single portfolio managers and/or one or more commodity pools, operated by Efficient Capital Management, LLC.

Efficient Capital Management, LLC, allocates to commodity trading advisors (each a “CTA”) – via separately managed accounts – according to the CTA’s correlation to the Underlying Pool’s overall portfolio.  Each Underlying Pool invests according to such Underlying Pool manager’s trading strategy, and will generally trade a diversified portfolio of commodity interest, including but not limited to: futures contracts, forward contracts, listed options and foreign exchange.  Trade duration spans across various time frames and could last over one year.  Quantitative models driven mainly by volatility and correlation measurements are employed to control investment bias on the decisions that determine the portfolio’s leverage and entry and exit trade signals.

The Fund utilizes strategies and investment techniques aimed to produce risk-adjusted returns over a full market cycle while managing risk exposure.  These are also exchange traded strategies that may attempt to exploit disparities or inefficiencies in markets, geographical areas, and companies; take advantage of security mispricing’s or anticipated price movements; and/or benefit from cyclical themes and relationship or special situation events (such as spin-offs or reorganizations).  Such strategies may have low sensitivity to traditional markets because they seek opportunities and risks that are unrelated to traditional markets.

FUND PERFORMANCE

For the period September 1, 2012 through August 31, 2013, the Funds Class A share (EFSAX) returned     -6.00% and the Funds Class I (Institutional) share (EFSIX) returned -5.72%.

This was a particularly challenging year for the Fund as the predominant risk sentiment wavered throughout the fall of 2012, resulting in choppy markets and limited trading opportunities.  “Risky assets” sold off sharply during the first half of November 2012 after election results in the U.S. drove fears that political gridlock could stymie efforts to avert budget cuts, sequestration and the impending fiscal cliff.  Markets recovered on optimism that U.S. lawmakers would reach an agreement and hopes that Greece’s acceptance of new austerity measures required to secure 34 billion euro in bailout loans would help soothe the ongoing sovereign debt crisis.

The Fund saw positive performance during the middle of the period, as markets rode a wave of euphoria as a last minute deal from U.S. policy makers averted the fiscal cliff and better-than-expected economic data encouraged risk taking.  Equity markets produced strong gains with U.S. stocks posting their best January in more than a decade.    Currencies were the best performing sector as the yen continued its sharp decline, dropping by more than 5% in the month.  The euro posted its strongest monthly gain in more than a year on statements by Mario Draghi indicating that the worst of the Eurozone crisis may be over and reports that European banks are repaying ECB loans more quickly than expected.

The fiscal year ended as it began with another round of sharp reversals across a number of different asset classes produced disappointing losses during the latter half of the month. Testimony by U.S. Federal Reserve Chairman Ben Bernanke regarding future “tapering” of the Central Bank’s monthly asset purchases produced significant uncertainty in financial markets as participants grappled with the ramifications of scaling back QE.

FUND OUTLOOK

Performance of managed futures typically depends on two chief influences: stable/rising volatility and/or sustainable trends within the markets and/or strategies traded. Below is the adviser’s outlook for the market and how it may affect the fund over the next year. The adviser fully recognizes that market assessments can swing from red to green and back to red rapidly. With that disclaimer, here’s a review of the advisers major market views for the next year – finishing with how these views will affect the fund over the next quarter.

•

China’s economic momentum should be a positive in 2013 rather than a negative, as production, demand and housing (floor space, prices, real estate investment) are all showing signs of improvement. If there is a concern, it’s the rest of emerging Asia, where manufacturing has been stagnant for the last 2 years as China’s keeps rising.

•

OECD private sector economies will mostly have to make it on their own, with fiscal stimulus coming to an end and monetary easing modest outside Europe. The ECB’s balance sheet might have to grow further still. Despite massive borrowing already, Spanish banks only finance a small percentage of their assets at the ECB and will most likely need a lot more money.

•

US equity valuations will remain low. We remain in a low P/E multiple environment, a reflection of macro imbalances, and the fact that high profit margins are more depended on low labor compensation than in past cycles.

•

Yield will continue to be the place to be. The major advanced economies (US, UK, EU, and Japan) will most likely tighten policy 1% of GDP per year, for each and every of the next 5+ years.  As such, it appears inevitable that bank deposits will return next to nothing and assets with yield will in turn, continue to attract inflows.  (Low rates have resulted in a flood into dividend-paying stocks, such that the relative valuation of cyclical stocks is close to the lowest level in 40 years).

•

US equities. Slow economic growth doesn’t always mean low equity returns; there are times when equities do well anyway. This typically happens after a recession ends, when valuations are low and pessimism is high. That was the case in 2012, when US equities began the year at a forward multiple of less than 12x due to concerns about Europe. Multiples have since risen to 14.0x, and still look reasonable.

The adviser believes the next year will show continued signs of a fragile but unmistakable recovery in the developed markets, Europe slowly recovering, continued resilience in China combined with questions marks with the balance of the Emerging markets and policy experiments in Japan.  Any of these issues could very well produce meaningful and thus profitable trends for the fund. The adviser insists that market conditions and potential future crises are difficult to predict. The fund remains steadfast to its mandate of providing the investor with the most meaningfully balanced exposure to managed futures.

Larry Shover

Chief Investment Officer

Solutions Funds Group

(866)-734-0131

www.SFGAlternatives.com

NLD Approval Code:   2473-NLD-10/14/2013

SFG Futures Strategy Fund
PORTFOLIO REVIEW
August 31, 2013 (Unaudited)

The fund's performance figures* for the year ended August 31, 2013, compared to its benchmarks:

	One Year	Since Inception **
SFG Futures Strategy Fund - Class A	(6.00)%	(4.50)%
SFG Futures Strategy Fund - Class A with load	(10.20)%	(7.09)%
SFG Futures Strategy Fund - Class C	(6.66)%	(4.96)%
SFG Futures Strategy Fund - Class I	(5.72)%	(4.22)%
SFG Futures Strategy Fund - Class N	(7.41)%	(5.36)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.11%	0.10%
S&P 500 Total Return ****	18.70%	19.53%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund's prospectus dated August 31, 2012 is 2.53%, 2.53%, 3.28%, and 2.28% for Class N, A, C, and I, respectively. For performance information current to the most recent month-end, please call 1-855-256-0149.

** Inception date is December 30, 2011.
*** The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

**** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class	% of Net Assets
Alternative Investment	21.9%
Asset Allocation Fund	5.2%
Equity Fund	4.6%
Exchange Traded Funds	4.6%
Other, Cash & Cash Equivalents	63.7%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

SFG Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013
Shares		Value

	ALTERNATIVE INVESTMENT - 21.9%
7,824	Efficient Diversified Fund SPC – SFG Segregated Portfolio *	$ 5,972,221
	TOTAL ALTERNATIVE INVESTMENT (Cost - $7,021,212)

	EXCHANGE TRADED FUNDS - 4.6%
62,300	Credit Suisse Merger Arbitrage 2x Levered ETN Intraday Indicative Value Index *	1,259,382
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,193,860)

	MUTUAL FUNDS - 9.8%
	ASSET ALLOCATION FUND - 5.2%
61,068	Invesco Convertible Securities Fund	1,421,055

	EQUITY FUND - 4.6%
122,838	Driehaus Select Credit Fund	1,240,665

	TOTAL MUTUAL FUNDS (Cost - $2,401,196)	2,661,720

	SHORT-TERM INVESTMENT - 63.8%
	MONEY MARKET FUND - 63.8%
17,372,409	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% ** (Cost - $17,372,409)	17,372,409

	TOTAL INVESTMENTS - 100.1% (Cost - $27,988,677) (a)	$ 27,265,732
	LIABILITIES IN EXCESS OF OTHER NET ASSETS - (0.1) %	(44,844)
	NET ASSETS - 100.0%	$ 27,220,888

*	Non-Income producing security.
**	Money market fund; interest rate reflects effective yield on August 31, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,995,571 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 319,151
		Unrealized depreciation	(1,048,990)
		Net unrealized depreciation	$ (729,839)

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
August 31, 2013

ASSETS
Investment securities:
At cost	$ 27,988,677
At value	$ 27,265,732
Dividends and interest receivable	146
Receivable for Fund shares sold	576
Prepaid expenses and other assets	72,115
TOTAL ASSETS	27,338,569

LIABILITIES
Payable for Fund shares redeemed	50,087
Due to Custodian	32,344
Investment advisory fees payable	9,024
Fees payable to other affiliates	8,002
Distribution (12b-1) fees payable	274
Accrued expenses and other liabilities	17,950
TOTAL LIABILITIES	117,681
NET ASSETS	$ 27,220,888

NET ASSETS CONSIST OF:
Paid in capital	$ 28,694,732
Accumulated net investment loss	(725,148)
Accumulated net realized loss from security transactions	(25,751)
Net unrealized depreciation of investments	(722,945)
NET ASSETS	$ 27,220,888

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 836,302
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	91,685
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 9.12
Maximum offering price per share (maximum sales charge of 4.50%)	$ 9.55

Class C Shares:
Net Assets	$ 105,114
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,595
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.07

Class I Shares:
Net Assets	$ 26,279,463
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,869,730
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.16

Class N Shares:
Net Assets	$ 9.12
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.12

(a)	Redemptions made within 30 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended August 31, 2013

INVESTMENT INCOME
Dividends (includes foreign tax withholding of $150)	$ 78,163
Interest	1,628
TOTAL INVESTMENT INCOME	79,791

EXPENSES
Investment advisory fees	412,563
Distribution (12b-1) fees:
Class A	2,331
Class C	1,090
Transfer agent fees	71,037
Registration fees	60,622
Legal fees	41,980
Administrative services fees	41,789
Accounting services fees	39,178
Compliance officer fees	22,502
Audit fees	14,772
Shareholder reporting expenses	9,501
Trustees fees and expenses	5,001
Custodian fees	4,039
Insurance Expense	847
Other expenses	6,470
TOTAL EXPENSES	733,722

Less: Fees waived by the Advisor	(296,376)

NET EXPENSES	437,346

NET INVESTMENT LOSS	(357,555)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation / (depreciation) of investments	(1,176,701)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,176,701)

NET DECREASE IN NET ASSETS	$ (1,534,256)

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	August 31, 2013	August 31, 2012 (a)
FROM OPERATIONS
Net investment loss	$ (357,555)	$ (62,974)
Net realized loss from investments	-	(25,751)
Net change in unrealized appreciation/(depreciation) on investments	(1,176,701)	453,756
Net increase/(decrease) in net assets resulting from operations	(1,534,256)	365,031

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(15,023)	-
Class C	(1,343)	-
Class I	(384,410)	-
Net decrease in net assets resulting from distributions to shareholders	(400,776)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	396,312	944,831
Class C	-	110,015
Class I	8,995,277	25,053,178
Class N	-	8,123
Net asset value of shares issued in reinvestment of distributions:
Class A	12,672	-
Class C	1,343	-
Class I	383,269	-
Redemption fee proceeds:
Class A	20	263
Class C	-	40
Class I	546	3,987
Class N	-	4
Payments for shares redeemed:
Class A	(209,632)	(232,873)
Class I	(5,450,474)	(1,217,996)
Class N	-	(8,016)
Net increase in net assets from shares of beneficial interest	4,129,333	24,661,556

TOTAL INCREASE IN NET ASSETS	2,194,301	25,026,587

NET ASSETS
Beginning of Period	25,026,587	-
End of Period*	$ 27,220,888	$ 25,026,587
*Includes accumulated net investment loss of:	$ (725,148)	$ (62,974)

(a) The SFG Futures Strategy Fund commenced operations on December 30, 2011.
SFG Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For The	For the
	Year Ended	Period Ended
	August 31, 2013	August 31, 2012 (a)
SHARE ACTIVITY
Class A:
Shares Sold	40,891	95,726
Shares Reinvested	1,370	-
Shares Redeemed	(22,275)	(24,028)
Net increase in shares of beneficial interest outstanding	19,987	71,698

Class C:
Shares Sold	-	11,450
Shares Reinvested	145	-
Net increase in shares of beneficial interest outstanding	145	11,450

Class I:
Shares Sold	949,743	2,576,822
Shares Reinvested	41,345	-
Shares Redeemed	(573,800)	(124,380)
Net increase in shares of beneficial interest outstanding	417,288	2,452,442

Class N:
Shares Sold	-	813
Shares Redeemed	-	(812)
Net increase in shares of beneficial interest outstanding	-	1

(a) The SFG Futures Strategy Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the Year		For the Period
	Ended August 31,		Ended August 31,
	2013		2012 (1)
Net asset value, beginning of period	$ 9.85		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.15)		(0.09)
Net realized and unrealized
loss on investments	(0.44)		(0.07)
Total from investment operations	(0.59)		(0.16)

Less distributions from:
Net investment income	(0.14)		-
Total distributions	(0.14)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.01

Net asset value, end of period	$ 9.12		$ 9.85	(5)

Total return (4)	(6.00)%		(1.50)%

Net assets, at end of period (000s)	$ 836		$ 706

Ratio of gross expenses to average
net assets (6,8)	2.99%		49.76%	(7)
Ratio of net expenses to average
net assets	1.88%		1.88%	(7)
Ratio of net investment loss
to average net assets	(1.59)%		(1.61)%	(7)

Portfolio Turnover Rate	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class A shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the Year		For the Period
	Ended August 31,		Ended August 31,
	2013		2012 (1)
Net asset value, beginning of period	$ 9.84		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.22)		(0.14)
Net realized and unrealized
loss on investments	(0.43)		(0.03)
Total from investment operations	(0.65)		(0.17)

Less distributions from:
Net investment income	(0.12)		-
Total distributions	(0.12)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.01

Net asset value, end of period	$ 9.07		$ 9.84

Total return (4)	(6.66)%		(1.60)%	(5)

Net assets, at end of period (000s)	$ 105		$ 113

Ratio of gross expenses to average
net assets (6,8)	3.74%		16.24%	(7)
Ratio of net expenses to average
net assets	2.63%		2.63%	(7)
Ratio of net investment loss
to average net assets	(2.33)%		(2.42)%	(7)

Portfolio Turnover Rate	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class C shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the Year		For the Period
	Ended August 31,		Ended August 31,
	2013		2012 (1)
Net asset value, beginning of period	$ 9.87		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.13)		(0.07)
Net realized and unrealized
loss on investments	(0.43)		(0.06)
Total from investment operations	(0.56)		(0.13)

Less distributions from:
Net investment income	(0.15)		-
Total distributions	(0.15)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	-

Net asset value, end of period	$ 9.16		$ 9.87

Total return (4)	(5.72)%		(1.30)%	(5)

Net assets, at end of period (000s)	$ 26,279		$ 24,208

Ratio of gross expenses to average
net assets (6,8)	2.74%		4.30%	(7)
Ratio of net expenses to average
net assets	1.63%		1.63%	(7)
Ratio of net investment loss
to average net assets	(1.33)%		(1.26)%	(7)

Portfolio Turnover Rate	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class I shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N

	For the Year		For the Period
	Ended August 31,		Ended August 31,
	2013		2012 (1)
Net asset value, beginning of period	$ 9.85		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.15)		(0.09)
Net realized and unrealized
loss on investments	(0.58)		(0.07)
Total from investment operations	(0.73)		(0.16)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.01

Net asset value, end of period	$ 9.12		$ 9.85

Total return (4)	(7.41)%		(1.50)%	(5)

Net assets, at end of period (000s)	$ 0	(6)	$ 0	(6)

Ratio of gross expenses to average
net assets (7,9)	2.99%		50.31%	(8)
Ratio of net expenses to average
net assets	1.88%		1.88%	(8)
Ratio of net investment loss
to average net assets	(1.59)%		(1.56)%	(8)

Portfolio Turnover Rate	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class N shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6) Represents less than $1,000 in net assets.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

August 31, 2013

1.

ORGANIZATION

The SFG Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure.  The Fund commenced operations on December 30, 2011.

The Fund currently offers four classes of shares:  Class A shares, Class C shares, Class I shares and Class N shares.  Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Class C shares, Class I shares and Class N shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  Solutions Fund Group, Inc (the “Advisor”) fair values SFG Fund Limited (SFG-CFC) CTA positions daily. Efficient Capital Management (“Efficient”) the CTA manager provides a daily NAV for the CTA based on the current positions held in the CTA and calculates an estimated profit and loss.  Efficient then calculates a profit and loss based on the previous day holdings using current day prices.  Efficient reviews the completeness of the holdings and reviews material price changes for accuracy.  Management fees and incentive fees are added to the estimated profit and loss to determine the estimated NAV each night.  This process is completed twice a day to allow for intraday comparability.  The fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2013

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Alternative Investment	$ -	$ 5,972,221	$ -	$ 5,972,221
Exchange Traded Funds	1,259,382	-	-	1,259,382
Mutual Funds	2,661,720	-	-	2,661,720
Money Market Funds	17,372,409	-	-	17,372,409
Total	$ 21,293,511	$ 5,972,221	$ -	$ 27,265,732

There were no transfers into or out of Level 1 during the current period presented. During the year ended August 31, 2013, transfers between Level 2 and 3 are listed in the table below. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

The following amounts were transfers In/(Out) of Level 3 assets:

	Alternative Investment	Total
Transfers into Level 3 from Level 2	$ -	$ -
Transfers from level 3 into Level 2	(5,972,221)	(5,972,221)
Net Transfer In/(Out) of Level 3	$ (5,972,221)	$ (5,972,221)

Transfers that were made out of Level 3 represent securities no longer being fair valued using unobservable inputs and are now being valued using other observable inputs.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Alternative Investment	Total
Beginning balance	$ 5,750,579	$ 5,750,579
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(1,483,358)	(1,483,358)
Cost of purchases	1,705,000	1,705,000
Proceeds from sales	-	-
Net transfers in/out of level 3	(5,972,221)	(5,972,221)
Ending balance	$ -	$ -

Consolidation of Subsidiary – SFG Fund Limited. (SFG-CFC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the SFG Futures Strategy Fund includes the accounts of SFG-CFC, a wholly owned and controlled subsidiary.  SFG-CFC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on December 16, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2013

The SFG Futures Strategy Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

A summary of the SFG Futures Strategy Portfolio’s investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at August 31, 2013	% of Fund Total Assets at August 31, 2013
SFG Fund Limited	3/8/2012	$ 6,262,072	23.0%

SFG Fund Limited has invested the majority of its assets in Efficient Diversified Fund SPC – SFG Segregated Portfolio.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the fund in its 2012 tax return or expected to be taken in its 2013 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2013

3.  INVESTMENT TRANSACTIONS

For the year ended August 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,083,313 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Solutions Funds Group, Inc. serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.55% of the Fund’s average daily net assets.  For the year ended August 31, 2013, the Fund incurred $412,563 of advisory fees.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2013, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.88%, 2.63%, 1.63% and 1.88% for Class A, Class C, Class I and Class N and, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  For the year ended August 31, 2013, the total amount of expense reimbursement subject to recapture is $545,346, of which $248,970 will expire on August 31, 2015 and $296,376 will expire on August 31, 2016.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of its average daily net assets for Class A, C and N shares respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended August 31, 2013, pursuant to the Plan, Class A shares paid $2,331 and Class C shares paid $1,090.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the year ended August 31, 2013, the Distributor received $14,371 in underwriting commissions for sales of Class A shares, of which $2,959 was retained by the principal underwriter or other affiliated broker-dealers.

Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $1,000 additional quarter fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2013

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended August 31, 2013, the Fund assessed $566 in redemption fees.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of August 31, 2013, TD Ameritrade, Inc. held 82.87% of the voting securities for the benefit of others.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds T-Fund (the “BlackRock Fund”). The BlackRock Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct treasury obligations. The investment objective of the BlackRock Fund is current income with liquidity and stability of principal. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Fund.  The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of August 31, 2013 the percentage of the Funds’ net assets invested in the BlackRock Fund was 63.8%.

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Fiscal Year Ended
August 31, 2013
Ordinary Income	$ 400,776
Long-Term Capital Gain	-
Return of Capital	-
$ 400,776

There were no distributions during the year ended August 31, 2012.

As of August 31, 2013, the components of accumulated earnings(deficits) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Differences	Year Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (48,068)	$ (434,518)	$ (261,419)	$ (729,839)	$ (1,473,844)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from security transactions are primarily attributable to adjustments for the Fund’s wholly owned subsidiary and tax deferral of losses on wash sales.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2013

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The fund incurred and elected to defer such late year losses of $261,419.

At August 31, 2013, the fund had capital loss carry forwards for federal income tax purposes as follows:

Year Generated	Short-Term	Long-Term	Total	Expiration

8/31/2013	$ 48,068	$ -	$ 48,068	No Expiration

Total	$ 48,068	$ -	$ 48,068

Permanent book and tax differences, primarily attribute to the tax treatment of net operating losses, resulted in reclassification for the period ended August 31, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (96,157)	$ 96,157	$ -

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

SFG Futures Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities of SFG Futures Strategy Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, and  the statements of changes in net assets and the financial highlights for the year then ended and for the period December 30, 2011 (commencement of operations) through August 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SFG Futures Strategy Fund as of August 31, 2013, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the for the period December 30, 2011 (commencement of operations) through August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 30, 2013

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

August 31, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 28, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the SFG Futures Strategy Fund (the “Fund”) and Solutions Funds Group, Inc. (“SFG” or the “Adviser”).

In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to the Adviser (including due diligence questionnaires completed by the Adviser, the Adviser’s Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by SFG related to the proposed Investment Advisory Agreement with the Trust, including SFG’s’ ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of SFG’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of SFG with respect to a series of important questions, including: whether SFG was involved in any lawsuits or pending regulatory actions; whether SFG’s management of other accounts would conflict with its management of the Fund; and whether SFG has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by SFG of its practices for monitoring compliance with the Fund’s investment limitations, noting that the Adviser would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of SFG based on information provided by and representations made by SFG and concluded that SFG was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

Although the Adviser was newly formed, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory.

Performance.  As both the Adviser and Fund were newly formed, the Board did not consider the past performance in evaluating the Adviser.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by the Adviser with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Fund, which stated that the Adviser had agreed to waive or limit its management fee and/or reimburse expenses at least until December 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of the Adviser, particularly the portfolio managers, and the services to be provided to the Fund by the Adviser, the fees to be charged by the Adviser were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, the Adviser’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

SFG Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

August 31, 2013

As a shareholder of the SFG Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the SFG Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013 through August 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Expense Paid During Period*
Class N	1.88%	$1,000.00	$968.20	$9.33
Class A	1.88%	$1,000.00	$968.20	$9.33
Class C	2.63%	$1,000.00	$964.90	$13.03
Class I	1.63%	$1,000.00	$969.30	$8.09

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Expense Paid During Period*
Class N	1.88%	$1,000.00	$1,015.73	$9.55
Class A	1.88%	$1,000.00	$1,015.73	$9.55
Class C	2.63%	$1,000.00	$1,011.95	$13.34
Class I	1.63%	$1,000.00	$1,016.99	$8.29

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

August 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010)	22	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	22	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	22	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	22	Orizon Investment Counsel (financial services company) Board Member

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

August 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012), Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012)

			22	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (2004-2012)	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

August 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-2011); CCO of various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011)

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services,   LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-256-0149.

8/31/13-NLII-V3

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-256-0149 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-256-0149.

INVESTMENT ADVISOR

Solutions Funds Group

300 Village Green, Suite 210

Lincolnshire, IL 60069

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $14,000

2013 – $14,000

(b)

Audit-Related Fees

2012 – None

2013 – None

(c)

Tax Fees

2012 – $3,000

2013 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 – $3,000

2013 – $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

11/12/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

11/12/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/12/13